GOODWILL (Table)	12 Months Ended
Dec. 31, 2022
GOODWILL
Schedule of goodwill

		2022	2021
	Notes	$ million	$ million
Cost and net book value
At 1 January		2,989	2,928
Exchange adjustment		(42)	(35)
Acquisitions	21	84	96
At 31 December		3,031	2,989

Management has identified four CGUs in applying the provisions of IAS 36 Impairment of Assets: Orthopaedics, Sports Medicine & ENT, Advanced Wound Care & Devices and Bioactives.

For the purpose of goodwill impairment testing, the Advanced Wound Care & Devices and Bioactives CGUs have been aggregated (Advanced Wound Management), as this is the level at which goodwill is monitored and level at which the economic benefits relating to the goodwill within these CGUs is realised.

Goodwill is allocated to the Group’s CGUs as follows:

	2022	2021
	$ million	$ million
Orthopaedics	953	897
Sports Medicine & ENT	1,455	1,457
Advanced Wound Management	623	635
	3,031	2,989